Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Results by Segments
The following table presents results by reporting segments.

As at and for the year ended December 31, 2019	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$17,107	$8,714	$6,522	$–	$112	$32,455
Annuities and pensions	2,900	361	(138)	–	–	3,123
Net premium income	20,007	9,075	6,384	–	112	35,578
Net investment income (loss)	7,451	9,446	15,556	33	1,107	33,593
Other revenue	1,215	1,088	2,654	5,562	(120)	10,399
Total revenue	28,673	19,609	24,594	5,595	1,099	79,570
Contract benefits and expenses
Life and health insurance	17,975	10,572	19,320	–	(36)	47,831
Annuities and pensions	3,090	4,312	599	83	–	8,084
Net benefits and claims	21,065	14,884	19,919	83	(36)	55,915
Interest expense	236	508	43	6	526	1,319
Other expenses	5,148	3,237	2,944	4,362	425	16,116
Total contract benefits and expenses	26,449	18,629	22,906	4,451	915	73,350
Income (loss) before income taxes	2,224	980	1,688	1,144	184	6,220
Income tax recovery (expense)	(277)	25	(260)	(122)	(84)	(718)
Net income (loss)	1,947	1,005	1,428	1,022	100	5,502
Less net income (loss) attributed to:
Non-controlling interests	228	–	–	–	5	233
Participating policyholders	(216)	(117)	–	–	–	(333)
Net income (loss) attributed to shareholders	$1,935	$1,122	$1,428	$1,022	$95	$5,602
Total assets	$127,367	$159,042	$274,993	$216,348	$31,380	$809,130

As at and for the year ended December 31, 2018	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$14,938	$8,975	$6,341	$–	$98	$30,352
Annuities and pensions (1)	3,175	452	(9,967)	–	–	(6,340)
Net premium income	18,113	9,427	(3,626)	–	98	24,012
Net investment income (loss)	301	2,725	1,670	(9)	(155)	4,532
Other revenue	1,296	1,446	2,542	5,472	(328)	10,428
Total revenue	19,710	13,598	586	5,463	(385)	38,972
Contract benefits and expenses
Life and health insurance	10,875	8,044	4,255	–	(37)	23,137
Annuities and pensions	1,986	518	(9,784)	77	–	(7,203)
Net benefits and claims	12,861	8,562	(5,529)	77	(37)	15,934
Interest expense	187	447	56	2	583	1,275
Other expenses	4,749	3,063	3,428	4,322	682	16,244
Total contract benefits and expenses	17,797	12,072	(2,045)	4,401	1,228	33,453
Income (loss) before income taxes	1,913	1,526	2,631	1,062	(1,613)	5,519
Income tax recovery (expense)	(361)	(311)	(340)	(108)	488	(632)
Net income (loss)	1,552	1,215	2,291	954	(1,125)	4,887
Less net income (loss) attributed to:
Non-controlling interests	208	–	–	–	6	214
Participating policyholders	(360)	233	–	–	–	(127)
Net income (loss) attributed to shareholders	$1,704	$982	$2,291	$954	$(1,131)	$4,800
Total assets	$113,781	$149,219	$270,601	$194,214	$22,456	$750,271

(1)	In 2018, the Company ceded premiums to RGA and Jackson for the JHNY transactions, refer to note 6(k) for details.

Summary of Results by Geographic Location
The results of the Company’s reporting segments differ from its geographical location is primarily due to the allocation of Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.

The following table presents results by geographical location.

For the year ended December 31, 2019	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$17,178	$8,388	$6,523	$366	$32,455
Annuities and pensions	2,900	361	(138)	–	3,123
Net premium income	20,078	8,749	6,385	366	35,578
Net investment income (loss)	7,750	9,801	15,816	226	33,593
Other revenue	2,100	2,651	5,641	7	10,399
Total revenue	$29,928	$21,201	$27,842	$599	$79,570

For the year ended December 31, 2018	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$15,010	$8,561	$6,342	$439	$30,352
Annuities and pensions	3,175	452	(9,967)	–	(6,340)
Net premium income	18,185	9,013	(3,625)	439	24,012
Net investment income (loss)	371	2,933	1,032	196	4,532
Other revenue	2,115	2,904	5,395	14	10,428
Total revenue	$20,671	$14,850	$2,802	$649	$38,972